REVENUE - Schedule of Accounts Receivable (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Revenue [Line Items]
Less: allowance for credit losses	$ 0	$ 0
Total accounts receivable, net	85,821	55,215
Billed accounts receivable
Revenue [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current	22,044	17,911
Unbilled accounts receivable
Revenue [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current	$ 63,777	$ 37,304